The Tocqueville Gold Fund
The Tocqueville Gold Fund
Investment Objective
The Tocqueville Gold Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville Gold Fund Institutional Class Shares
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Tocqueville Gold Fund Institutional Class Shares
Management Fees	0.87%
Other Expenses	0.31%	[1]
Total Annual Fund Operating Expenses	1.18%
[1]	Because Institutional Class shares are new, Other Expenses are based on Other Expenses for Investor Class shares of The Tocqueville Gold Fund for the fiscal year ended October 31, 2018.

Example
This example is intended to help you compare the cost of investing in the Fund’s Institutional Class shares with the cost of investing in other mutual funds.  The Example assumes that you invest $1,000,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
The Tocqueville Gold Fund | Institutional Class Shares | USD ($)	12,025	37,472	64,899	143,179

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in gold and securities of companies located throughout the world, in both developed and emerging markets, that are engaged in mining or processing gold (“Gold Related Securities”).  The Fund may also invest in other precious metals (“Other Precious Metals”).  However, no more than 20% of the Fund’s total assets may be invested directly in gold bullion and other precious metals.

The investment strategy of the Fund is value oriented and contrarian.  The Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio managers find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio managers to buy them at what the portfolio managers believe to be attractive prices.

Value oriented means that the portfolio managers seek to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio managers’ judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.  In general, the portfolio managers seek companies that are characterized by strong management, business franchise, competitive position and financial structure, a clear strategy, free cash flow, large insider ownership, and shareholder oriented policies, among other things.

Contrarian means that the portfolio managers seek investment opportunities in stocks and sectors that are out of favor with investors.  The portfolio managers consider a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio managers acquire their investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio managers then analyze the quality of their business franchise and long-term fundamentals and make a judgment regarding their intrinsic value.  Alternatively, the portfolio managers may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio managers will purchase stocks for the Fund’s portfolio when they meet the above criteria and when the portfolio managers believe that they have a limited risk of further decline.  The portfolio managers will sell stocks when they are no longer considered to be good values.

Principal Risks
You may lose money by investing in the Fund.  The Gold Fund is subject to the following risks:

•	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;

•	a stock or stocks selected for the Fund’s portfolio may fail to perform as expected; and

•
a value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

The Fund is subject to the special risks associated with investing in gold and other precious metals, including:

•	the price of gold or other precious metals may be subject to wide fluctuation;

•	the market for gold or other precious metals is relatively limited;

•	the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and

•	the market for gold and other precious metals is unregulated.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Fund’s assets;

•	political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The Fund is also subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”) if it derives more than 10% of its gross income from investment in gold bullion or other precious metals.  Failure to qualify as a regulated investment company would result in adverse tax consequences to the Fund and its shareholders.  In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

The Fund is a non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Fund is able to invest a greater portion of its assets in any one particular issuer.  The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer.  The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.  Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Who may want to invest in the Fund?

•
investors who want a diversified portfolio, however diversified is not intended to indicate that the Fund is a diversified fund under the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”);

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•
investors who want to diversify their portfolio or investors who want an investment that may provide protection against inflation or currency devaluation and are willing to accept the traditional risks associated with investment in gold and gold related securities.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The following chart and table below provide some indication of the risks of investing in the Fund. Because the Fund’s Institutional Class shares have not yet begun operations, the information presented in the bar chart and table reflects the performance of the Fund’s Investor Class shares (offered through a separate prospectus).  Performance of Institutional Class shares would be substantially similar to that of Investor Class  shares because the shares are invested in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the share classes differ (Institutional Class shares have lower expenses). The bar chart shows changes in the Fund’s performance from year to year (on a calendar year basis), and the table shows how the Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2018 compare with those of the S&P 500® Total Return Stock Index and the Philadelphia Stock Exchange Gold and Silver Index.  Please note that the Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future.  In particular, in 2009, 2010 and 2016, the performance of the Fund was achieved during a period of unusually favorable market conditions.  Such performance may not be sustainable.  Updated performance information is available at www.tocquevillefunds.com.

During this period, the best performance for a quarter was 35.40% (for the quarter ended 6/30/16). The worst performance was -33.34% (for the quarter ended 6/30/13).
Average Annual Total Returns For the periods ended December 31, 2018
Average Annual Returns - The Tocqueville Gold Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Institutional Class Shares	Return Before Taxes	(16.37%)	[1]	(1.34%)	[1]	0.61%	[1]
After Taxes on Distributions | Institutional Class Shares	Return After Taxes on Distributions	(16.37%)		(1.34%)		0.51%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	Return After Taxes on Distributions and Sale of Fund Shares	(9.69%)		(1.01%)		0.69%
Philadelphia Stock Exchange Gold and Silver Index (reflects no deductions for fees, expenses or taxes)	Philadelphia Stock Exchange Gold and Silver Index (reflects no deductions for fees, expenses or taxes)	(16.41%)		(2.62%)		(4.40%)
S&P 500® Total Return Stock Index (reflects no deductions for fees, expenses and taxes)	S&P 500® Total Return Stock Index (reflects no deduction for fees, expenses or taxes)	(4.38%)		8.49%		13.12%
[1]	Because the Institutional Class shares are new, the Average Annual Total Returns are for Investor Class shares of the Fund. Investor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.